Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2015	2014	2015	2014
Benefit obligation at beginning of year	$59,543	$56,560	$30,709	$30,285
Service cost - benefits earned during the period	1,212	1,134	222	233
Interest cost on projected benefit obligation	1,902	2,470	967	1,458
Amendments	(8)	(73)	(74)	(617)
Actuarial (gain) loss	(3,079)	6,269	(1,988)	1,822
Special termination benefits	149	17	-	-
Benefits paid	(4,681)	(6,543)	(1,958)	(2,298)
DIRECTV acquisition	470	-	20	-
Transfer for sale of Connecticut wireline operations	(42)	(293)	-	(174)
Plan transfers	(2)	2	-	-
Benefit obligation at end of year	$55,464	$59,543	$27,898	$30,709

	Pension Benefits		Postretirement Benefits
	2015	2014	2015	2014
Fair value of plan assets at beginning of year	$45,163	$47,238	$7,846	$8,960
Actual return on plan assets	604	4,213	64	384
Benefits paid[1]	(4,681)	(6,543)	(1,239)	(1,498)
Contributions	735	562	-	-
DIRECTV acquisition	418	-	-	-
Transfer for sale of Connecticut wireline operations	(42)	(308)	-	-
Plan transfers and other	(2)	1	-	-
Fair value of plan assets at end of year[3]	42,195	45,163	6,671	7,846
Unfunded status at end of year[2]	$(13,269)	$(14,380)	$(21,227)	$(22,863)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) regulations.
[3]	Net assets available for benefits were $50,909 at December 31, 2015 and $54,184 at December 31, 2014 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $8,714 and $9,021, respectively.

	Pension Benefits		Postretirement Benefits
	2015	2014	2015	2014
Current portion of employee benefit obligation[1]	$-	$-	$(1,766)	$(1,842)
Employee benefit obligation[2]	(13,269)	(14,380)	(19,461)	(21,021)
Net amount recognized	$(13,269)	$(14,380)	$(21,227)	$(22,863)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
	2015	2014
Plan assets recognized in the consolidated financial statements	$42,195	$45,163
Preferred equity interest in Mobility	8,714	9,021
Net assets available for benefits	$50,909	$54,184

	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
Service cost – benefits earned during the period	$1,212	$1,134	$1,321	$222	$233	$352
Interest cost on projected benefit obligation	1,902	2,470	2,429	967	1,458	1,532
Expected return on assets	(3,317)	(3,380)	(3,312)	(421)	(653)	(706)
Amortization of prior service credit	(103)	(94)	(94)	(1,278)	(1,448)	(1,161)
Actuarial (gain) loss	(373)	5,419	(5,013)	(1,632)	2,093	(2,738)
Net pension and postretirement (credit) cost	$(679)	$5,549	$(4,669)	$(2,142)	$1,683	$(2,721)

	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
Balance at beginning of year	$575	$583	$641	$6,257	$6,812	$4,766
Prior service (cost) credit	1	45	-	45	383	2,765
Amortization of prior service credit	(64)	(58)	(58)	(792)	(898)	(719)
Reclassification to income of prior service credit	-	5	-	-	(40)	-
Total recognized in other comprehensive (income) loss	(63)	(8)	(58)	(747)	(555)	2,046
Balance at end of year	$512	$575	$583	$5,510	$6,257	$6,812

Net Periodic Benefit Cost	2015	2014	2013
Service cost – benefits earned during the period	$9	$7	$9
Interest cost on projected benefit obligation	77	109	101
Amortization of prior service cost (credit)	1	(1)	-
Actuarial (gain) loss	(36)	243	(106)
Net supplemental retirement pension cost	$51	$358	$4

Other Changes Recognized in Other Comprehensive Income	2015	2014	2013
Prior service (cost) credit	$(1)	$(11)	$(1)
Amortization of prior service cost (credit)	1	(1)	-
Total recognized in other comprehensive (income) loss (net of tax)	$-	$(12)	$(1)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
Weighted-average discount rate for determining projected benefit obligation at December 31	4.60%	4.30%	5.00%	4.50%	4.20%	5.00%
Discount rate in effect for determining service cost	4.60%	5.00%	4.30%	4.60%	5.00%	4.30%
Discount rate in effect for determining interest cost[1]	3.30%	4.60%	4.30%	3.30%	5.00%	4.30%
Long-term rate of return on plan assets	7.75%	7.75%	7.75%	5.75%	7.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation	3.10%	3.00%	3.00%	3.10%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
[1]	Weighted-average discount rate of 5.00% in effect for pension costs from January 1, 2014 through September 30, 2014.
Discount rates in effect of 4.90% for service cost and 3.50% for interest cost from October 1, 2014 through December
31, 2014. A discount rate of 5.00% was used for postretirement costs for the year ended December 31, 2014.

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$58	$(51)
Increase (decrease) in accumulated postretirement benefit obligation	660	(590)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2015	2014	Target			2015	2014
Equity securities:
Domestic	20%	-	30%	22%	23%	21%	-	31%	26%	29%
International	10%	-	20%	15	14	9%	-	19%	14	20
Fixed income securities	35%	-	45%	40	38	29%	-	39%	34	29
Real assets	6%	-	16%	10	11	0%	-	6%	1	1
Private equity	4%	-	14%	12	12	0%	-	7%	2	3
Other	0%	-	5%	1	2	17%	-	27%	23	18
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$160	$-	$-	$160
Interest bearing cash	-	25	-	25
Foreign currency contracts	-	25	-	25
Equity securities:
Domestic equities	8,315	4	-	8,319
International equities	4,287	-	-	4,287
Fixed income securities:
Asset-backed securities	-	403	1	404
Mortgage-backed securities	-	792	-	792
Collateralized mortgage-backed securities	-	278	-	278
Collateralized mortgage obligations/REMICS	-	345	-	345
Corporate and other fixed income instruments and funds	65	8,274	373	8,712
Government and municipal bonds	75	4,495	-	4,570
Private equity funds	-	-	4,926	4,926
Real estate and real assets	-	-	4,357	4,357
Commingled funds	-	5,522	2	5,524
Securities lending collateral	512	3,538	-	4,050
Receivable for variation margin	13	-	-	13
Assets at fair value	13,427	23,701	9,659	46,787
Investments sold short and other liabilities at fair value	(824)	(12)	-	(836)
Total plan net assets at fair value	$12,603	$23,689	$9,659	$45,951
Other assets (liabilities)[1]				(3,756)
Total Plan Net Assets				$42,195
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$2	$-	$-	$2
Interest bearing cash	220	1,292	-	1,512
Foreign currencies	4	-	-	4
Equity securities:
Domestic equities	1,187	-	-	1,187
International equities	869	-	-	869
Fixed income securities:
Asset-backed securities	-	35	2	37
Collateralized mortgage-backed securities	-	120	13	133
Collateralized mortgage obligations	-	45	-	45
Corporate and other fixed income instruments and funds	-	389	-	389
Government and municipal bonds	-	617	-	617
Commingled funds	-	1,681	1	1,682
Private equity assets	-	-	155	155
Real assets	-	-	81	81
Securities lending collateral	6	189	-	195
Futures Contracts	1	-	-	1
Total plan net assets at fair value	$2,289	$4,368	$252	$6,909
Other assets (liabilities) [1]				(238)
Total Plan Net Assets				$6,671
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$45	$-	$-	$45
Interest bearing cash	-	127	-	127
Foreign currency contracts	-	25	-	25
Equity securities:
Domestic equities	8,613	74	-	8,687
International equities	4,805	171	-	4,976
Fixed income securities:
Asset-backed securities	-	610	1	611
Mortgage-backed securities	-	1,741	-	1,741
Collateralized mortgage-backed securities	-	418	-	418
Collateralized mortgage obligations/REMICS	-	531	-	531
Corporate and other fixed income instruments and funds	97	7,210	441	7,748
Government and municipal bonds	145	4,876	-	5,021
Private equity funds	-	-	5,399	5,399
Real estate and real assets	-	-	4,845	4,845
Commingled funds	-	5,823	2	5,825
Securities lending collateral	310	3,140	-	3,450
Receivable for variation margin	6	-	-	6
Purchased options	1	-	-	1
Assets at fair value	14,022	24,746	10,688	49,456
Investments sold short and other liabilities at fair value	(650)	(260)	-	(910)
Total plan net assets at fair value	$13,372	$24,486	$10,688	$48,546
Other assets (liabilities)[1]				(3,383)
Total Plan Net Assets				$45,163
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$278	$1,198	$-	$1,476
Equity securities:
Domestic equities	1,606	-	-	1,606
International equities	1,405	-	-	1,405
Fixed income securities:
Asset-backed securities	-	46	-	46
Collateralized mortgage-backed securities	-	113	-	113
Collateralized mortgage obligations	-	50	1	51
Corporate and other fixed income instruments and funds	-	397	-	397
Government and municipal bonds	-	614	1	615
Commingled funds	-	1,960	1	1,961
Private equity assets	-	-	218	218
Real assets	-	-	96	96
Securities lending collateral	-	173	-	173
Total plan net assets at fair value	$3,289	$4,551	$317	$8,157
Other assets (liabilities)[1]				(311)
Total Plan Net Assets				$7,846
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$444	$5,399	$4,845	$10,688
Realized gains (losses)	(1)	29	426	416	870
Unrealized gains (losses)	1	(16)	132	(114)	3
Transfers in	-	-	-	19	19
Transfers out	-	-	(19)	-	(19)
Purchases	-	29	436	474	939
Sales	-	(110)	(1,448)	(1,283)	(2,841)
Balance at end of year	$-	$376	$4,926	$4,357	$9,659

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$3	$218	$96	$317
Realized gains (losses)	-	(16)	(2)	(18)
Unrealized gains (losses)	-	24	(1)	23
Transfers in	15	-	25	40
Transfers out	(1)	-	(25)	(26)
Purchases	-	30	1	31
Sales	(1)	(101)	(13)	(115)
Balance at end of year	$16	$155	$81	$252

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$547	$5,724	$5,194	$11,465
Realized gains (losses)	-	41	696	806	1,543
Unrealized gains (losses)	-	(1)	(76)	(246)	(323)
Transfers in	-	-	-	22	22
Transfers out	-	(3)	(22)	-	(25)
Purchases	1	55	531	678	1,265
Sales	(1)	(195)	(1,454)	(1,609)	(3,259)
Balance at end of year	$-	$444	$5,399	$4,845	$10,688

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$26	$309	$111	$446
Realized gains (losses)	-	45	(3)	42
Unrealized gains (losses)	1	(29)	11	(17)
Transfers out	(1)	-	-	(1)
Purchases	-	6	-	6
Sales	(23)	(113)	(23)	(159)
Balance at end of year	$3	$218	$96	$317

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits
2016	$4,705	$2,024
2017	4,424	1,995
2018	4,294	1,973
2019	4,198	1,939
2020	4,155	1,894
Years 2021 - 2025	19,886	8,884

	2015	2014
Projected benefit obligation	$(2,444)	$(2,458)
Accumulated benefit obligation	(2,372)	(2,410)
Fair value of plan assets	-	-